Above / Below market acquired time charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Total of Above market acquired charters	$ 101,574	$ 73,969
Total of Below market acquired charters	(75,659)	(85,408)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2025	35,119
2026	25,706
2027	7,392
2028	7,413
2029	7,392
Thereafter	18,552
Total of Above market acquired charters	101,574	73,969	$ 14,528
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2025	(13,576)
2026	(13,512)
2027	(13,512)
2028	(13,549)
2029	(13,091)
Thereafter	(8,419)
Total of Below market acquired charters	$ (75,659)	$ (85,408)	$ (2,951)